UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

DF Tactical Dividend Fund

Class A (PWDAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$66,307,338
  Number of Portfolio Holdings54
  Advisory Fee $339,102
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
31.6%
Health Care
16.1%
Energy
9.6%
Industrials
8.0%
Collateral for Securities Loaned
7.5%
Communications
6.2%
Utilities
5.8%
Technology
5.5%
Materials
4.0%
Real Estate
4.0%
Consumer Staples
3.9%
Consumer Discretionary
3.7%
Money Market Funds
1.6%
Liabilities in Excess of Other Assets
-7.5%

Value	Value
Liabilities in Excess of Other Assets	-7.5%
Money Market Funds	1.6%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.8%
Communications	6.2%
Collateral for Securities Loaned	7.5%
Industrials	8.0%
Energy	9.6%
Health Care	16.1%
Financials	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.1%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

DF Tactical Dividend Fund - Class A (PWDAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-PWDAX

DF Tactical Dividend Fund

Class C (PWDCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$66,307,338
  Number of Portfolio Holdings54
  Advisory Fee $339,102
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.5%
Money Market Funds	1.6%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.8%
Communications	6.2%
Collateral for Securities Loaned	7.5%
Industrials	8.0%
Energy	9.6%
Health Care	16.1%
Financials	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.1%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

DF Tactical Dividend Fund - Class C (PWDCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-PWDCX

DF Tactical Dividend Fund

Class I (PWDIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$66,307,338
  Number of Portfolio Holdings54
  Advisory Fee $339,102
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.5%
Money Market Funds	1.6%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.8%
Communications	6.2%
Collateral for Securities Loaned	7.5%
Industrials	8.0%
Energy	9.6%
Health Care	16.1%
Financials	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.1%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

DF Tactical Dividend Fund - Class I (PWDIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-PWDIX

DF Tactical Momentum Fund

Class A (MOJAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	2.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$42,162,067
Number of Portfolio Holdings	52
Advisory Fee	$354,694
Portfolio Turnover	123%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.2%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 31.1%
Financials 14.3%
Communications 10.1%
Industrials 9.3%
Health Care 8.2%
Consumer Discretionary 7.9%
Collateral for Securities Loaned 6.8%
Consumer Staples 6.1%
Real Estate 4.0%
Energy 3.9%
Materials 2.0%
Utilities 1.9%
Money Market Funds 1.5%
Liabilities in Excess of Other Assets -7.1%

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	1.5%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	6.1%
Collateral for Securities Loaned	6.8%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.1%
Financials	14.3%
Technology	31.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

DF Tactical Momentum Fund - Class A (MOJAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MOJAX

DF Tactical Momentum Fund

Class C (MOJCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	3.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$42,162,067
Number of Portfolio Holdings	52
Advisory Fee	$354,694
Portfolio Turnover	123%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.2%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	1.5%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	6.1%
Collateral for Securities Loaned	6.8%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.1%
Financials	14.3%
Technology	31.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

DF Tactical Momentum Fund - Class C (MOJCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MOJCX

DF Tactical Momentum Fund

Class I (MOJOX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$42,162,067
Number of Portfolio Holdings	52
Advisory Fee	$354,694
Portfolio Turnover	123%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.2%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	1.5%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	6.1%
Collateral for Securities Loaned	6.8%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.1%
Financials	14.3%
Technology	31.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

DF Tactical Momentum Fund - Class I (MOJOX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MOJOX

DF Tactical Yield Fund

Class A (FLOAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$48,689,497
Number of Portfolio Holdings	8
Advisory Fee	$207,509
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Exchange-Traded Funds	37.7%
Money Market Funds	1.0%
Open End Funds	50.9%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-11.8%
Money Market Funds	1.1%
Collateral for Securities Loaned	11.6%
Fixed Income	99.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Virtus Seix Floating Rate High Income Fund - Class I	19.1%
Lord Abbett Floating Rate Fund - Class I	19.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	18.8%
State Street SPDR Portfolio High Yield Bond ETF	18.0%
State Street SPDR Blackstone Senior Loan ETF	12.8%
Invesco Senior Loan ETF	11.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

DF Tactical Yield Fund - Class A (FLOAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-FLOAX

DF Tactical Yield Fund

Class C (FLOCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$48,689,497
Number of Portfolio Holdings	8
Advisory Fee	$207,509
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Exchange-Traded Funds	37.7%
Money Market Funds	1.0%
Open End Funds	50.9%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-11.8%
Money Market Funds	1.1%
Collateral for Securities Loaned	11.6%
Fixed Income	99.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Virtus Seix Floating Rate High Income Fund - Class I	19.1%
Lord Abbett Floating Rate Fund - Class I	19.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	18.8%
State Street SPDR Portfolio High Yield Bond ETF	18.0%
State Street SPDR Blackstone Senior Loan ETF	12.8%
Invesco Senior Loan ETF	11.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

DF Tactical Yield Fund - Class C (FLOCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-FLOCX

DF Tactical Yield Fund

Class I (FLOTX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$48,689,497
Number of Portfolio Holdings	8
Advisory Fee	$207,509
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Exchange-Traded Funds	37.7%
Money Market Funds	1.0%
Open End Funds	50.9%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-11.8%
Money Market Funds	1.1%
Collateral for Securities Loaned	11.6%
Fixed Income	99.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Virtus Seix Floating Rate High Income Fund - Class I	19.1%
Lord Abbett Floating Rate Fund - Class I	19.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	18.8%
State Street SPDR Portfolio High Yield Bond ETF	18.0%
State Street SPDR Blackstone Senior Loan ETF	12.8%
Invesco Senior Loan ETF	11.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

DF Tactical Yield Fund - Class I (FLOTX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-FLOTX

DF Tactical Allocation Fund

Class A (GTAAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$25,018,400
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.0%
Exchange-Traded Funds	55.7%
Money Market Funds	1.0%
Open End Funds	43.3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Equity
51.8%
Fixed Income
47.4%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Fixed Income	47.4%
Equity	51.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	25.7%
DF Tactical Momentum Fund - Class I	17.7%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	13.1%
SPDR Portfolio Aggregate Bond ETF	13.1%
SPDR Blackstone Senior Loan ETF	13.0%
DF Tactical 30 ETF	8.4%
SPDR Portfolio High Yield Bond ETF	8.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

DF Tactical Allocation Fund - Class A (GTAAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-GTAAX

DF Tactical Allocation Fund

Class C (GLACX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$25,018,400
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.0%
Exchange-Traded Funds	55.7%
Money Market Funds	1.0%
Open End Funds	43.3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Fixed Income	47.4%
Equity	51.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	25.7%
DF Tactical Momentum Fund - Class I	17.7%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	13.1%
SPDR Portfolio Aggregate Bond ETF	13.1%
SPDR Blackstone Senior Loan ETF	13.0%
DF Tactical 30 ETF	8.4%
SPDR Portfolio High Yield Bond ETF	8.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

DF Tactical Allocation Fund - Class C (GLACX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-GLACX

DF Tactical Allocation Fund

Class I (GTAIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$25,018,400
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.0%
Exchange-Traded Funds	55.7%
Money Market Funds	1.0%
Open End Funds	43.3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Fixed Income	47.4%
Equity	51.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	25.7%
DF Tactical Momentum Fund - Class I	17.7%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	13.1%
SPDR Portfolio Aggregate Bond ETF	13.1%
SPDR Blackstone Senior Loan ETF	13.0%
DF Tactical 30 ETF	8.4%
SPDR Portfolio High Yield Bond ETF	8.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

DF Tactical Allocation Fund - Class I (GTAIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-GTAIX

DF Tactical Income Fund

Class A (PWRAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$90,293,271
Number of Portfolio Holdings	5
Advisory Fee	$430,521
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.0%
Fixed Income	98.2%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
State Street SPDR Portfolio High Yield Bond ETF	16.5%
State Street SPDR Blackstone Senior Loan ETF	16.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

DF Tactical Income Fund - Class A (PWRAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-PWRAX

DF Tactical Income Fund

Class C (PWRCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$90,293,271
Number of Portfolio Holdings	5
Advisory Fee	$430,521
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.0%
Fixed Income	98.2%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
State Street SPDR Portfolio High Yield Bond ETF	16.5%
State Street SPDR Blackstone Senior Loan ETF	16.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

DF Tactical Income Fund - Class C (PWRCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-PWRCX

DF Tactical Income Fund

Class I (PWRIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$90,293,271
Number of Portfolio Holdings	5
Advisory Fee	$430,521
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.0%
Fixed Income	98.2%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
State Street SPDR Portfolio High Yield Bond ETF	16.5%
State Street SPDR Blackstone Senior Loan ETF	16.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

DF Tactical Income Fund - Class I (PWRIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-PWRIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DF Tactical Allocation Fund
(formerly, “Donoghue Forlines Tactical Allocation Fund”)
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

DF Tactical Income Fund
(formerly, “Donoghue Forlines Tactical Income Fund”)
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

DF Tactical Dividend Fund
(formerly, “Donoghue Forlines Dividend Fund”)
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

DF Tactical Momentum Fund
(formerly, “Donoghue Forlines Momentum Fund”)
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

DF Tactical Yield Fund
(formerly, “Donoghue Forlines Risk Managed Income Fund”)
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Semi-Annual Financial Statements
and Additional Information
December 31, 2025

1-877-779-7462

www.donoghueforlinesfunds.com

DF TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.8%
	EQUITY - 8.4%
83,839	DF Tactical 30 ETF(a)	$2,104,275

	FIXED INCOME - 47.4%
66,336	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(b)	3,282,226
78,545	SPDR Blackstone Senior Loan ETF	3,241,552
127,339	SPDR Portfolio Aggregate Bond ETF	3,278,979
86,669	SPDR Portfolio High Yield Bond ETF	2,051,455
		11,854,212

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,933,855)	13,958,487

	OPEN END FUNDS — 43.4%
	EQUITY - 43.4%
602,307	DF Tactical Dividend Fund, Class I(a)	6,438,657
318,810	DF Tactical Momentum Fund, Class I(a)	4,428,277
	TOTAL OPEN END FUNDS (Cost $9,866,670)	10,866,934

	SHORT-TERM INVESTMENTS — 1.0%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (c)
10,150	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $10,150)(d),(e)	10,150

	MONEY MARKET FUNDS - 1.0%
241,762	Fidelity Investments Money Market Government Portfolio, Class I, 3.67% (Cost $241,762)(e)	241,762

	TOTAL SHORT-TERM INVESTMENTS (Cost $251,912)	251,912

	TOTAL INVESTMENTS - 100.2% (Cost $24,052,437)	$25,077,333
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(58,933)
	NET ASSETS - 100.0%	$25,018,400

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated investment.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $9,896.

(c)	Percentage rounds to less than 0.1%.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $10,150 at December 31, 2025.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

DF TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	FIXED INCOME - 98.2%
597,416	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(a)	$29,559,426
357,439	SPDR Blackstone Senior Loan ETF	14,751,508
1,145,374	SPDR Portfolio Aggregate Bond ETF	29,493,381
627,360	SPDR Portfolio High Yield Bond ETF	14,849,611
	TOTAL EXCHANGE-TRADED FUNDS (Cost $88,611,217)	88,653,926

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS -2.0%
1,781,165	Fidelity Investments Money Market Government Portfolio, Class I, 3.67% (Cost $1,781,165)(b)	1,781,165

	TOTAL INVESTMENTS -100.2% (Cost $90,392,382)	$90,435,091
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(141,820)
	NET ASSETS -100.0%	$90,293,271

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – DF Tactical Income Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 4.1%
4,590	L3Harris Technologies, Inc.	$1,347,486
2,804	Lockheed Martin Corporation, Class B	1,356,210
		2,703,696
	ASSET MANAGEMENT - 2.0%
12,672	T Rowe Price Group, Inc.(a)	1,297,359

	AUTOMOTIVE - 1.9%
97,862	Ford Motor Company	1,283,949

	BANKING - 15.9%
11,813	Citigroup, Inc.	1,378,459
22,448	Citizens Financial Group, Inc.	1,311,188
27,599	Fifth Third Bancorp(a)	1,291,909
74,734	Huntington Bancshares Inc	1,296,635
63,954	KeyCorporation	1,320,011
6,414	M&T Bank Corporation	1,292,293
6,341	PNC Financial Services Group, Inc. (The)	1,323,557
24,502	US Bancorp	1,307,427
		10,521,479
	BIOTECH & PHARMA - 12.2%
5,828	AbbVie, Inc.	1,331,640
4,161	Amgen, Inc.	1,361,937
25,626	Bristol-Myers Squibb Company	1,382,266
6,354	Johnson & Johnson	1,314,960
13,443	Merck & Company, Inc.(a)	1,415,011
50,905	Pfizer, Inc.	1,267,535
		8,073,349
	CABLE & SATELLITE - 2.1%
47,583	Comcast Corporation, Class A	1,422,256

	CHEMICALS - 2.0%
17,247	CF Industries Holdings, Inc.	1,333,883

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	CONTAINERS & PACKAGING - 2.0%
6,477	Packaging Corporation of America	$1,335,752

	ELECTRIC UTILITIES - 5.7%
3,625	Constellation Energy Corporation	1,280,604
7,804	NRG Energy, Inc.	1,242,709
7,945	Vistra Corporation	1,281,767
		3,805,080
	FOOD - 2.0%
75,248	Conagra Brands, Inc.	1,302,542

	GAMING REIT - 2.0%
47,274	VICI Properties, Inc.	1,329,345

	HEALTH CARE FACILITIES & SERVICES - 2.0%
16,618	CVS Health Corporation	1,318,804

	INSTITUTIONAL FINANCIAL SERVICES - 7.9%
4,927	CME Group, Inc.	1,345,465
7,302	Morgan Stanley	1,296,324
9,539	Northern Trust Corporation	1,302,932
10,179	State Street Corporation	1,313,193
		5,257,914
	INSURANCE - 4.0%
1,290	F&G Annuities & Life, Inc.	39,795
16,441	MetLife, Inc.	1,297,852
14,544	Principal Financial Group, Inc.	1,282,926
		2,620,573
	MACHINERY - 2.0%
3,766	Snap-on, Inc.	1,297,764

	MEDICAL EQUIPMENT & DEVICES - 1.9%
13,023	Medtronic PLC	1,250,989

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS - 9.6%
8,667	Chevron Corporation	$1,320,937
13,557	ConocoPhillips	1,269,071
10,978	Exxon Mobil Corporation	1,321,092
17,787	ONEOK, Inc.	1,307,345
9,125	Phillips 66	1,177,490
		6,395,935
	RETAIL - DISCRETIONARY - 1.8%
17,705	Best Buy Company, Inc.(a)	1,184,996

	RETAIL REIT - 2.0%
7,224	Simon Property Group, Inc.	1,337,235

	SPECIALTY FINANCE - 1.9%
23,219	Fidelity National Financial, Inc.	1,267,525

	TECHNOLOGY HARDWARE - 3.5%
51,484	HP, Inc.	1,147,064
4,390	Seagate Technology Holdings PLC	1,208,961
		2,356,025
	TECHNOLOGY SERVICES - 2.0%
11,626	Paychex, Inc.(a)	1,304,205

	TELECOMMUNICATIONS - 4.1%
53,806	AT&T, Inc.	1,336,541
32,874	Verizon Communications, Inc.	1,338,958
		2,675,499
	TOBACCO & CANNABIS - 1.9%
22,360	Altria Group, Inc.	1,289,278

	TRANSPORTATION EQUIPMENT - 1.9%
11,711	PACCAR, Inc.	1,282,472

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $59,367,215)	$65,247,904

	SHORT-TERM INVESTMENTS — 9.1%
	COLLATERAL FOR SECURITIES LOANED - 7.5%
4,961,797	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $4,961,797)(b),(c)	4,961,797

	MONEY MARKET FUNDS - 1.6%
59,349	Dreyfus Treasury Securities Cash Management, Institutional Class, 3.68%(b)	59,349
1,021,767	Fidelity Investments Money Market Government Portfolio, Class I, 3.67%(b)	1,021,767
	TOTAL MONEY MARKET FUNDS (Cost $1,081,116)	1,081,116

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,042,913)	6,042,913

	TOTAL INVESTMENTS - 107.5% (Cost $65,410,128)	$71,290,817
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%	(4,983,479)
	NET ASSETS - 100.0%	$66,307,338

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $4,806,916.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $4,961,797 at December 31, 2025.

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AUTOMOTIVE - 2.0%
1,877	Tesla, Inc.(a)	$844,124

	BEVERAGES - 2.1%
11,470	Monster Beverage Corporation(a)(b)	879,405

	BIOTECH & PHARMA - 4.2%
853	Eli Lilly & Company	916,701
4,102	Johnson & Johnson	848,909
		1,765,610
	ELECTRIC UTILITIES - 1.9%
5,038	NRG Energy, Inc.	802,251

	ELECTRICAL EQUIPMENT - 5.4%
6,109	Amphenol Corporation, Class A	825,570
8,364	Bloom Energy Corporation, Class A(a)	726,748
4,660	Vertiv Holdings Company, Class A	754,967
		2,307,285
	ENTERTAINMENT CONTENT - 8.1%
4,163	Electronic Arts, Inc.	850,626
11,809	Fox Corporation, Class A	862,884
3,444	Take-Two Interactive Software, Inc.(a)	881,767
28,689	Warner Bros Discovery, Inc.(a)	826,817
		3,422,094
	HEALTH CARE FACILITIES & SERVICES - 2.0%
2,486	Cencora, Inc.	839,647

	HEALTH CARE REIT - 2.0%
4,434	Welltower, Inc.	822,995

	INSTITUTIONAL FINANCIAL SERVICES - 6.0%
3,402	Cboe Global Markets, Inc.	853,902
953	Goldman Sachs Group, Inc. (The)	837,687
4,714	Morgan Stanley	836,876
		2,528,465

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INSURANCE - 8.3%
2,857	Chubb Ltd.	$891,727
5,210	Cincinnati Financial Corporation	850,897
8,256	Loews Corporation	869,439
12,718	W R Berkley Corporation(b)	891,787
		3,503,850
	INTERNET MEDIA & SERVICES - 2.0%
2,646	Alphabet, Inc., Class A	828,198

	LEISURE FACILITIES & SERVICES - 1.9%
11,973	Restaurant Brands International, Inc.(b)	816,918

	MACHINERY - 1.9%
1,377	Caterpillar, Inc.	788,842

	MEDICAL EQUIPMENT & DEVICES - 2.0%
8,367	Exact Sciences Corporation(a)	849,753

	OIL & GAS PRODUCERS - 1.9%
7,260	Expand Energy Corporation	801,214

	RENEWABLE ENERGY - 2.0%
3,231	First Solar, Inc.(a)	844,034

	RETAIL - CONSUMER STAPLES - 4.0%
1,589	Casey’s General Stores, Inc.	878,256
7,485	Walmart, Inc.	833,904
		1,712,160
	RETAIL - DISCRETIONARY - 4.0%
4,660	Ross Stores, Inc.	839,452
5,442	TJX Companies, Inc. (The)	835,946
		1,675,398
	RETAIL REIT - 2.0%
4,664	Simon Property Group, Inc.	863,353

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SEMICONDUCTORS - 17.5%
3,079	Applied Materials, Inc.	$791,272
2,051	Broadcom, Inc.	709,851
4,291	Coherent Corp.(a)	791,990
684	KLA Corporation	831,115
5,035	Lam Research Corporation	861,891
9,162	Marvell Technology, Inc.	778,587
3,213	Micron Technology, Inc.	917,021
3,638	Sandisk Corporation(a)	863,588
4,153	Teradyne, Inc.	803,855
		7,349,170
	STEEL - 2.0%
4,948	Steel Dynamics, Inc.	838,439

	TECHNOLOGY HARDWARE - 11.7%
3,039	Apple, Inc.	826,183
3,819	Ciena Corporation(a)	893,149
8,994	Corning, Inc.	787,515
2,315	Lumentum Holdings, Inc.(a)(b)	853,286
2,834	Seagate Technology Holdings PLC	780,455
4,656	Western Digital Corporation	802,089
		4,942,677
	TECHNOLOGY SERVICES - 1.9%
2,710	International Business Machines Corporation	802,729

	TRANSPORTATION EQUIPMENT - 2.0%
1,615	Cummins, Inc.	824,377

	TOTAL COMMON STOCKS (Cost $39,024,754)	41,652,988

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.3%
	COLLATERAL FOR SECURITIES LOANED - 6.8%
2,880,560	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $2,880,560)(c),(d)	$2,880,560

	MONEY MARKET FUNDS - 1.5%
622,370	Fidelity Investments Money Market Government Portfolio, Class I, 3.67% (Cost $622,370)(d)	622,370

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,502,930)	3,502,930

	TOTAL INVESTMENTS - 107.1% (Cost $42,527,684)	$45,155,918
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%	(2,993,851)
	NET ASSETS - 100.0%	$42,162,067

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $2,796,929.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $2,880,560 at December 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

DF TACTICAL YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.2%
	FIXED INCOME - 42.2%
265,264	Invesco Senior Loan ETF(a)	$5,570,544
150,333	SPDR Blackstone Senior Loan ETF	6,204,243
370,638	SPDR Portfolio High Yield Bond ETF	8,773,001
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,238,233)	20,547,788

	OPEN END FUNDS — 56.9%
	FIXED INCOME - 56.9%
961,919	BlackRock Floating Rate Income Portfolio, Institutional Class	9,176,707
1,145,750	Lord Abbett Floating Rate Fund, Class I	9,257,663
1,212,168	Virtus Seix Floating Rate High Income Fund, Class I	9,273,090
	TOTAL OPEN END FUNDS (Cost $27,701,211)	27,707,460

	SHORT-TERM INVESTMENTS — 12.7%
	COLLATERAL FOR SECURITIES LOANED - 11.6%
5,646,137	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $5,646,137)(b),(c)	5,646,137

	MONEY MARKET FUNDS - 1.1%
525,816	Fidelity Investments Money Market Government Portfolio, Class I, 3.64% (Cost $525,816)(c)	525,816

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,171,953)	6,171,953

	TOTAL INVESTMENTS - 111.8% (Cost $54,111,397)	$54,427,201
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8)%	(5,737,704)
	NET ASSETS - 100.0%	$48,689,497

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $5,514,831.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $5,646,137 at December 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

	DF	DF	DF	DF	DF
	Tactical Allocation	Tactical Income	Tactical Dividend	Tactical Momentum	Tactical Yield
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$12,084,662	$60,793,406	$65,410,128	$42,527,684	$54,111,397
Affiliated investments at cost	11,967,775	29,598,976	—	—	—
Total investments at cost	$24,052,437	$90,392,382	$65,410,128	$42,527,684	$54,111,397
Unaffiliated investments at value *	$12,106,124	$60,875,665	$71,290,817	$45,155,918	$54,427,201
Affiliated investments at value	12,971,209	29,559,426	—	—	—
Total investments at value	25,077,333	90,435,091	71,290,817	45,155,918	54,427,201
Receivable for Fund shares sold	—	1,863	1,384	—	9,761
Due from advisor	4,288	—	—	—	—
Dividends and interest receivable	10,870	92,695	167,837	28,038	2,142
Prepaid expenses and other assets	18,867	40,295	49,263	45,499	26,989
TOTAL ASSETS	25,111,358	90,569,944	71,509,301	45,229,455	54,466,093

LIABILITIES
Security lending collateral (Note 6)	10,150	—	4,961,797	2,880,560	5,646,137
Payable for Fund shares repurchased	42,448	134,401	141,842	86,371	35,491
Investment advisory fees payable	—	76,705	56,863	49,193	26,921
Distribution (12b-1) fees payable	1,093	945	4,600	753	2,182
Payable to related parties	15,362	42,932	25,620	25,874	23,050
Accrued expenses and other liabilities	23,905	21,690	11,241	24,637	42,815
TOTAL LIABILITIES	92,958	276,673	5,201,963	3,067,388	5,776,596
NET ASSETS	$25,018,400	$90,293,271	$66,307,338	$42,162,067	$48,689,497

COMPOSITION OF NET ASSETS:
Paid in capital	$25,983,540	$110,785,650	$175,158,734	$38,355,736	$57,149,173
Accumulated earnings (losses)	(965,140)	(20,492,379)	(108,851,396)	3,806,331	(8,459,676)
NET ASSETS	$25,018,400	$90,293,271	$66,307,338	$42,162,067	$48,689,497

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,765,680	$1,998,658	$6,177,221	$942,098	$8,335,855
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	240,529	220,965	575,452	69,725	867,831
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.50	$9.05	$10.73	$13.51	$9.61
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$12.10	$9.53	$11.29	$14.22	$10.11

Class C Shares:
Net Assets	$580,569	$591,080	$3,848,115	$637,101	$508,659
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	51,343	66,513	362,600	51,557	55,449
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.31	$8.89	$10.61	$12.36	$9.17

Class I Shares:
Net Assets	$21,672,151	$87,703,533	$56,282,002	$40,582,868	$39,844,983
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,892,957	9,713,951	5,265,392	2,923,613	4,297,660
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.45	$9.03	$10.69	$13.88	$9.27

*	Includes Securities Loaned $9,896; $0; $4,806,916; $2,796,929; $5,514,831, respectively.

(a)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

	DF	DF	DF	DF	DF
	Tactical Allocation	Tactical Income	Tactical Dividend	Tactical Momentum	Tactical Yield
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $0, $1,123, and $0, respectively)	$343,667	$2,259,848	$1,200,881	$211,714	$2,436,559
Dividends - Affiliated Investments	899,896	177,630	—	—	—
Interest	8,243	47,304	19,436	15,615	22,148
Securities lending	6,046	25,785	3,805	3,635	32,627
TOTAL INVESTMENT INCOME	1,257,852	2,510,567	1,224,122	230,964	2,491,334

EXPENSES
Investment advisory fees	97,421	430,521	339,102	267,104	207,509
Distribution (12b-1) fees:
Class A	3,744	2,563	7,752	1,224	11,011
Class C	2,917	3,030	19,201	3,164	2,534
Administration fees	21,812	51,585	42,733	35,492	40,747
Accounting services fees	20,687	23,668	22,779	22,059	22,580
Registration fees	20,206	25,247	25,206	22,644	25,206
Audit fees	10,833	10,566	10,578	10,577	10,577
Legal fees	8,823	8,782	8,823	8,823	8,823
Trustees’ fees and expenses	8,319	8,314	8,319	8,319	8,319
Transfer agent fees	6,290	22,967	21,624	19,547	20,255
Third party administrative servicing fees	5,042	34,893	24,943	32,274	42,907
Compliance officer fees	4,050	5,554	5,042	5,521	6,075
Printing and postage expenses	3,781	7,542	7,521	7,480	7,562
Custodian fees	2,521	4,505	2,521	2,521	5,546
Insurance expense	1,268	1,664	1,615	1,759	2,021
Other expenses	2,521	2,521	2,521	2,521	2,521
TOTAL EXPENSES	220,235	643,922	550,280	451,029	424,193
Less: Fees waived by the Advisor	(57,738)	—	—	—	—
Less: Fees waived by the Advisor for affiliated investments	(64,071)	—	—	—	—
Less: Expense Recapture	—	—	—	87,590	—
NET EXPENSES	98,426	643,922	550,280	538,619	424,193

NET INVESTMENT INCOME (LOSS)	1,159,426	1,866,645	673,842	(307,655)	2,067,141

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated investments	657,171	360,850	1,708,476	7,817,046	359,281
Net realized gain from affiliated investments	370,589	—	—	—	—
Distributions of realized gains from underlying investment companies	72,827	—	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(365,040)	(659,961)	3,863,272	(3,603,888)	(639,048)
Net change in unrealized depreciation on affiliated investments	(323,540)	(39,549)	—	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	412,007	(338,660)	5,571,748	4,213,158	(279,767)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,571,433	$1,527,985	$6,245,590	$3,905,503	$1,787,374

See accompanying notes to financial statements.

DF Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$1,159,426	$824,301
Net realized gain from investment transactions	1,027,760	1,993,700
Distributions of realized gains from underlying investment companies	72,827	81,387
Net change in unrealized depreciation on investments	(688,580)	(121,445)
Net increase in net assets resulting from operations	1,571,433	2,777,943

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(133,969)	(86,659)
Class C	(25,895)	(12,354)
Class I	(1,064,955)	(670,601)
Net decrease in net assets resulting from distributions to shareholders	(1,224,819)	(769,614)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	95	5,794
Class I	1,915,684	2,335,051
Net asset value of shares issued in reinvestment of distributions:
Class A	120,276	76,072
Class C	24,409	11,892
Class I	1,026,195	644,085
Payments for shares redeemed:
Class A	(426,428)	(622,226)
Class C	(33,013)	(93,643)
Class I	(4,220,405)	(4,600,748)
Net decrease in net assets resulting from shares of beneficial interest	(1,593,187)	(2,243,723)

TOTAL DECREASE IN NET ASSETS	(1,246,573)	(235,394)

NET ASSETS
Beginning of Period	26,264,973	26,500,367
End of Period	$25,018,400	$26,264,973

SHARE ACTIVITY
Class A:
Shares Sold	8	537
Shares Reinvested	10,369	6,998
Shares Redeemed	(36,277)	(57,445)
Net decrease in shares of beneficial interest outstanding	(25,900)	(49,910)

Class C:
Shares Reinvested	2,140	1,113
Shares Redeemed	(2,881)	(8,676)
Net decrease in shares of beneficial interest outstanding	(741)	(7,563)

Class I:
Shares Sold	165,891	215,875
Shares Reinvested	88,834	59,459
Shares Redeemed	(363,184)	(426,287)
Net decrease in shares of beneficial interest outstanding	(108,459)	(150,953)

See accompanying notes to financial statements.

DF Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$1,866,645	$2,818,402
Net realized gain (loss) from investment transactions	360,850	(336,599)
Net change in unrealized appreciation (depreciation) on investments	(699,510)	831,446
Net increase in net assets resulting from operations	1,527,985	3,313,249

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(15,389)	(82,285)
Class C	(3,504)	(18,483)
Class I	(731,704)	(2,735,422)
Net decrease in net assets resulting from distributions to shareholders	(750,597)	(2,836,190)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	49,660	120,855
Class C	31,690	40,315
Class I	31,892,222	36,425,019
Net asset value of shares issued in reinvestment of distributions:
Class A	13,778	69,473
Class C	3,101	16,298
Class I	658,749	2,317,249
Payments for shares redeemed:
Class A	(144,201)	(948,377)
Class C	(52,893)	(256,241)
Class I	(18,229,759)	(33,737,109)
Net increase in net assets resulting from shares of beneficial interest	14,222,347	4,047,482

TOTAL INCREASE IN NET ASSETS	14,999,735	4,524,541

NET ASSETS
Beginning of Period	75,293,536	70,768,995
End of Period	$90,293,271	$75,293,536

SHARE ACTIVITY
Class A:
Shares Sold	5,500	13,200
Shares Reinvested	1,534	7,704
Shares Redeemed	(16,006)	(104,801)
Net decrease in shares of beneficial interest outstanding	(8,972)	(83,897)

Class C:
Shares Sold	3,580	4,577
Shares Reinvested	351	1,835
Shares Redeemed	(5,966)	(29,008)
Net decrease in shares of beneficial interest outstanding	(2,035)	(22,596)

Class I:
Shares Sold	3,540,899	4,017,315
Shares Reinvested	73,521	257,885
Shares Redeemed	(2,025,912)	(3,751,033)
Net increase in shares of beneficial interest outstanding	1,588,508	524,167

See accompanying notes to financial statements.

DF Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$673,842	$1,340,114
Net realized gain from investment transactions	1,708,476	4,974,591
Net change in unrealized appreciation on investments	3,863,272	933,040
Net increase in net assets resulting from operations	6,245,590	7,247,745

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(26,874)	(115,364)
Class C	(9,924)	(42,989)
Class I	(280,433)	(1,159,765)
Net decrease in net assets resulting from distributions to shareholders	(317,231)	(1,318,118)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	95,273	356,354
Class C	26,087	32,317
Class I	2,218,828	51,833,850
Net asset value of shares issued in reinvestment of distributions:
Class A	25,450	107,294
Class C	9,475	40,577
Class I	251,481	1,042,366
Payments for shares redeemed:
Class A	(494,230)	(1,350,807)
Class C	(246,849)	(731,147)
Class I	(8,944,997)	(11,992,370)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(7,059,482)	39,338,434

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,131,123)	45,268,061

NET ASSETS
Beginning of Period	67,438,461	22,170,400
End of Period	$66,307,338	$67,438,461

SHARE ACTIVITY
Class A:
Shares Sold	9,027	37,166
Shares Reinvested	2,422	11,274
Shares Redeemed	(47,982)	(141,384)
Net decrease in shares of beneficial interest outstanding	(36,533)	(92,944)

Class C:
Shares Sold	2,541	3,476
Shares Reinvested	910	4,310
Shares Redeemed	(24,147)	(78,199)
Net decrease in shares of beneficial interest outstanding	(20,696)	(70,413)

Class I:
Shares Sold	216,835	5,669,801
Shares Reinvested	24,042	110,072
Shares Redeemed	(867,946)	(1,267,358)
Net increase (decrease) in shares of beneficial interest outstanding	(627,069)	4,512,515

See accompanying notes to financial statements.

DF Tactical Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment loss	$(307,655)	$(314,921)
Net realized gain from investment transactions	7,817,046	3,766,881
Net change in unrealized appreciation (depreciation) on investments	(3,603,888)	4,791,535
Net increase in net assets resulting from operations	3,905,503	8,243,495

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(214,666)	(18,394)
Class C	(153,773)	(13,002)
Class I	(8,738,472)	(793,030)
Net decrease in net assets resulting from distributions to shareholders	(9,106,911)	(824,426)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,866	151,307
Class C	7,466	78,282
Class I	2,708,398	65,945,406
Net asset value of shares issued in reinvestment of distributions:
Class A	184,637	16,772
Class C	147,387	12,481
Class I	7,960,942	731,205
Payments for shares redeemed:
Class A	(215,724)	(76,570)
Class C	(31,150)	(159,622)
Class I	(37,216,022)	(10,405,184)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(26,430,200)	56,294,077

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,631,608)	63,713,146

NET ASSETS
Beginning of Period	73,793,675	10,080,529
End of Period	$42,162,067	$73,793,675

SHARE ACTIVITY
Class A:
Shares Sold	1,474	10,560
Shares Reinvested	13,389	1,162
Shares Redeemed	(13,821)	(5,470)
Net increase in shares of beneficial interest outstanding	1,042	6,252

Class C:
Shares Sold	481	5,786
Shares Reinvested	11,679	920
Shares Redeemed	(2,287)	(12,000)
Net increase (decrease) in shares of beneficial interest outstanding	9,873	(5,294)

Class I:
Shares Sold	168,958	4,563,003
Shares Reinvested	561,817	49,742
Shares Redeemed	(2,314,664)	(710,078)
Net increase (decrease) in shares of beneficial interest outstanding	(1,583,889)	3,902,667

See accompanying notes to financial statements.

DF Tactical Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$2,067,141	$5,026,135
Net realized gain (loss) from investment transactions	359,281	(3,879,796)
Net change in unrealized appreciation (depreciation) on investments	(639,048)	536,447
Net increase in net assets resulting from operations	1,787,374	1,682,786

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(248,934)	(197,217)
Class C	(13,082)	(33,062)
Class I	(1,310,605)	(4,778,551)
Net decrease in net assets resulting from distributions to shareholders	(1,572,621)	(5,008,830)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,013,060	8,977,986
Class C	—	—
Class I	4,851,538	65,129,080
Net asset value of shares issued in reinvestment of distributions:
Class A	248,934	197,217
Class C	12,662	32,116
Class I	1,197,702	3,363,775
Payments for shares redeemed:
Class A	(2,455,955)	(388,312)
Class C	(205)	(240,832)
Class I	(42,310,061)	(77,154,907)
Net decrease in net assets resulting from shares of beneficial interest	(36,442,325)	(83,877)

TOTAL DECREASE IN NET ASSETS	(36,227,572)	(3,409,921)

NET ASSETS
Beginning of Period	84,917,069	88,326,990
End of Period	$48,689,497	$84,917,069

SHARE ACTIVITY
Class A:
Shares Sold	209,359	907,826
Shares Reinvested	26,037	20,355
Shares Redeemed	(255,703)	(40,055)
Net increase (decrease) in shares of beneficial interest outstanding	(20,307)	888,126

Class C:
Shares Sold	—	—
Shares Reinvested	1,387	3,408
Shares Redeemed	(22)	(25,410)
Net increase (decrease) in shares of beneficial interest outstanding	1,365	(22,002)

Class I:
Shares Sold	519,990	6,750,983
Shares Reinvested	129,776	353,812
Shares Redeemed	(4,514,572)	(8,066,541)
Net decrease in shares of beneficial interest outstanding	(3,864,806)	(961,746)

See accompanying notes to financial statements.

DF Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2025		June 30,		June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2025		2024		2023		2022		2021
Net asset value, beginning of period	$11.37		$10.52		$9.66		$9.13		$10.92		$9.06
Activity from investment operations:
Net investment income (1)	0.47		0.28		0.26		0.21		0.17		0.07
Net realized and unrealized gain (loss) on investments	(0.31)		0.86		0.86		0.55		(1.76)		1.86
Total from investment operations	0.16		1.14		1.12		0.76		(1.59)		1.93
Less distributions from:
Net investment income	(0.03)		(0.29)		(0.26)		(0.23)		(0.20)		(0.07)
Total distributions	(0.03)		(0.29)		(0.26)		(0.23)		(0.20)		(0.07)
Net asset value, end of period	$11.50		$11.37		$10.52		$9.66		$9.13		$10.92
Total return (2)	6.12	% (6,7)	11.03	% (6)	11.73%		8.47%		(14.88)%		21.34%
Net assets, at end of period (000s)	$2,766		3,028		3,328		$8,183		$10,388		$15,277
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.89	% (8)	1.83%		1.81%		1.69%		1.52%		1.46%
Ratio of net expenses to average net assets (3)	0.96	% (5,8)	1.06	% (5)	1.34	% (5)	1.38	% (5)	1.38	% (5)	1.45%
Ratio of net investment income to average net assets (3,4)	8.53	% (5,8)	2.96	% (5)	2.66	% (5)	2.34	% (5)	1.74	% (5)	0.64%
Portfolio Turnover Rate	67	% (7)	219%		199%		251%		290%		150%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Adviser as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Adviser for investments in affiliates, but not fees waived by the Adviser, the following ratios would have been:

Net expenses to average net assets	1.45% (8)	1.45%	1.45%	1.45%	1.45%	N/A
Net investment income to average net assets	8.04% (8)	2.57%	2.55%	2.27%	1.67%	N/A

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

DF Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2025		June 30,		June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2025		2024		2023		2022		2021
Net asset value, beginning of period	$11.19		$10.36		$9.52		$9.02		$10.85		$9.02
Activity from investment operations:
Net investment income (loss) (1)	0.45		0.19		0.18		0.14		0.10		(0.01)
Net realized and unrealized gain (loss) on investments	(0.32)		0.85		0.85		0.54		(1.75)		1.86
Total from investment operations	0.13		1.04		1.03		0.68		(1.65)		1.85
Less distributions from:
Net investment income	(0.01)		(0.21)		(0.19)		(0.18)		(0.18)		(0.02)
Total distributions	(0.01)		(0.21)		(0.19)		(0.18)		(0.18)		(0.02)
Net asset value, end of period	$11.31		$11.19		$10.36		$9.52		$9.02		$10.85
Total return (2)	5.74	% (6,7)	10.17	% (6)	10.91%		7.59%		(15.51)%		20.54%
Net assets, at end of period (000s)	$581		$583		$618		$646		$742		$886
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	2.64	% (8)	2.58%		2.56%		2.44%		2.27%		2.21%
Ratio of net expenses to average net assets (3)	1.71	% (5,8)	1.81	% (5)	2.09	% (5)	2.13	% (5)	2.13	% (5)	2.20%
Ratio of net investment income (loss) to average net assets (3,4)	8.18	% (5,8)	2.18	% (5)	1.89	% (5)	1.62	% (5)	1.02	% (5)	(0.05)%
Portfolio Turnover Rate	67	% (7)	219%		199%		251%		290%		150%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Adviser as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Adviser for investments in affiliates, but not fees waived by the Adviser, the following ratios would have been:

Net expenses to average net assets	2.20% (8)	2.20%	2.20%	2.20%	2.20%	N/A
Net investment income to average net assets	7.69% (8)	1.79%	1.78%	1.55%	0.95%	N/A

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

DF Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2025		June 30,		June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2025		2024		2023		2022		2021
Net asset value, beginning of period	$11.32		$10.48		$9.63		$9.10		$10.87		$9.02
Activity from investment operations:
Net investment income (1)	0.50		0.30		0.27		0.23		0.20		0.08
Net realized and unrealized gain (loss) on investments	(0.33)		0.86		0.87		0.56		(1.76)		1.87
Total from investment operations	0.17		1.16		1.14		0.79		(1.56)		1.95
Less distributions from:
Net investment income	(0.04)		(0.32)		(0.29)		(0.26)		(0.21)		(0.10)
Total distributions	(0.04)		(0.32)		(0.29)		(0.26)		(0.21)		(0.10)
Net asset value, end of period	$11.45		$11.32		$10.48		$9.63		$9.10		$10.87
Total return (2)	6.28	% (6,7)	11.25	% (6)	11.97%		8.78%		(14.65)%		21.63%
Net assets, at end of period (000s)	$21,672		$22,654		$22,554		$18,998		$25,242		$42,736
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.64	% (8)	1.58%		1.56%		1.44%		1.27%		1.21%
Ratio of net expenses to average net assets (3)	0.71	% (5,8)	0.81	% (5)	1.09	% (5)	1.13	% (5)	1.13	% (5)	1.20%
Ratio of net investment income to average net assets (3,4)	9.00	% (5,8)	3.16	% (5)	2.81	% (5)	2.58	% (5)	2.00	% (5)	0.83%
Portfolio Turnover Rate	67	% (7)	219%		199%		251%		290%		150%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Adviser as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Adviser for investments in affiliates, but not fees waived by the Adviser, the following ratios would have been:

Net expenses to average net assets	1.20% (8)	1.20%	1.20%	1.20%	1.20%	N/A
Net investment income to average net assets	8.51% (8)	2.77%	2.70%	2.52%	1.93%	N/A

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

DF Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2025		June 30,	June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2025	2024		2023		2022		2021
Net asset value, beginning of period	$8.96		$8.86	$8.67		$8.75		$9.78		$9.22
Activity from investment operations:
Net investment income (1)	0.19		0.32	0.34		0.23		0.12		0.11
Net realized and unrealized gain (loss) on investments	(0.03)		0.09	0.15		(0.06)		(1.00)		0.57
Total from investment operations	0.16		0.41	0.49		0.17		(0.88)		0.68
Less distributions from:
Net investment income	(0.07)		(0.31)	(0.30)		(0.25)		(0.15)		(0.12)
Total distributions	(0.07)		(0.31)	(0.30)		(0.25)		(0.15)		(0.12)
Net asset value, end of period	$9.05		$8.96	$8.86		$8.67		$8.75		$9.78
Total return (2)	1.77	% (6)	4.62%	5.72%		2.03%		(9.12)%		7.37%
Net assets, at end of period (000s)	$1,999		$2,061	$2,781		$3,082		$3,679		$5,422
Ratio of expenses to average net assets (3)	1.73	% (7)	1.80%	1.77	% (5)	1.82	% (5)	1.76	% (5)	1.70%
Ratio of net investment income to average net assets (3,4)	4.17	% (7)	3.59%	3.89	% (5)	2.69	% (5)	1.32	% (5)	1.18%
Portfolio Turnover Rate	106	% (6)	353%	340%		430%		545%		205%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Adviser for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	N/A	1.78%	1.85%	1.78%	N/A
Net investment income to average net assets	N/A	N/A	3.88%	2.66%	1.30%	N/A

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2025		June 30,	June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2025	2024		2023		2022		2021
Net asset value, beginning of period	$8.82		$8.73	$8.56		$8.66		$9.71		$9.13
Activity from investment operations:
Net investment income (1)	0.15		0.25	0.27		0.16		0.04		0.04
Net realized and unrealized gain (loss) on investments	(0.03)		0.08	0.15		(0.06)		(0.98)		0.55
Total from investment operations	0.12		0.33	0.42		0.10		(0.94)		0.59
Less distributions from:
Net investment income	(0.05)		(0.24)	(0.25)		(0.20)		(0.11)		(0.01)
Total distributions	(0.05)		(0.24)	(0.25)		(0.20)		(0.11)		(0.01)
Net asset value, end of period	$8.89		$8.82	$8.73		$8.56		$8.66		$9.71
Total return (2)	1.39	% (6)	3.80%	4.95%		1.24%		(9.74)%		6.47%
Net assets, at end of period (000s)	$591		$605	$796		$948		$1,199		$1,384
Ratio of expenses to average net assets (3)	2.48	% (7)	2.55%	2.52	% (5)	2.57	% (5)	2.51	% (5)	2.45%
Ratio of net investment income to average net assets (3,4)	3.40	% (7)	2.82%	3.15	% (5)	1.92	% (5)	0.48	% (5)	0.39%
Portfolio Turnover Rate	106	% (6)	353%	340%		430%		545%		205%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Adviser for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	N/A	2.53%	2.60%	2.53%	N/A
Net investment income to average net assets	N/A	N/A	3.14%	1.89%	0.46%	N/A

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2025		June 30,	June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2025	2024		2023		2022		2021
Net asset value, beginning of period	$8.94		$8.84	$8.65		$8.72		$9.74		$9.20
Activity from investment operations:
Net investment income (1)	0.20		0.34	0.35		0.25		0.14		0.14
Net realized and unrealized gain (loss) on investments	(0.04)		0.09	0.16		(0.05)		(0.99)		0.55
Total from investment operations	0.16		0.43	0.51		0.20		(0.85)		0.69
Less distributions from:
Net investment income	(0.07)		(0.33)	(0.32)		(0.27)		(0.17)		(0.15)
Total distributions	(0.07)		(0.33)	(0.32)		(0.27)		(0.17)		(0.15)
Net asset value, end of period	$9.03		$8.94	$8.84		$8.65		$8.72		$9.74
Total return (2)	1.84	% (6)	4.91%	5.93%		2.35%		(8.87)%		7.50%
Net assets, at end of period (000s)	$87,704		$72,628	$67,193		$36,474		$42,439		$54,631
Ratio of expenses to average net assets (3)	1.48	% (7)	1.55%	1.52	% (5)	1.57	% (5)	1.51	% (5)	1.45%
Ratio of net investment income to average net assets (3,4)	4.35	% (7)	3.72%	3.96	% (5)	2.95	% (5)	1.54	% (5)	1.43%
Portfolio Turnover Rate	106	% (6)	353%	340%		430%		545%		205%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Adviser for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	N/A	1.53%	1.60%	1.53%	N/A
Net investment income to average net assets	N/A	N/A	3.95%	2.92%	1.52%	N/A

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.84		$8.77	$8.20	$8.56	$9.15	$7.01
Activity from investment operations:
Net investment income (1)	0.10		0.18	0.11	0.12	0.15	0.13
Net realized and unrealized gain (loss) on investments	0.84		1.07	0.58	(0.36)	(0.58)	2.35
Total from investment operations	0.94		1.25	0.69	(0.24)	(0.43)	2.48
Less distributions from:
Net investment income	(0.05)		(0.18)	(0.12)	(0.12)	(0.16)	(0.34)
Total distributions	(0.05)		(0.18)	(0.12)	(0.12)	(0.16)	(0.34)
Net asset value, end of period	$10.73		$9.84	$8.77	$8.20	$8.56	$9.15
Total return (2)	9.51	% (5)	14.29%	8.44%	(2.81)%	(4.82)%	36.34%
Net assets, at end of period (000s)	$6,177		$6,020	$6,184	$7,982	$11,406	$14,488
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.79	% (6)	1.86%	2.26%	2.02%	1.81%	1.83%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	1.79	% (6)	1.88%	2.25%	2.02%	1.81%	1.83%
Ratio of net investment income to average net assets (3,4)	1.82	% (6)	1.89%	1.36%	1.36%	1.66%	1.65%
Portfolio Turnover Rate	9	% (5)	181%	285%	193%	156%	309%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

DF Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75		$8.69	$8.13	$8.49	$9.08	$6.94
Activity from investment operations:
Net investment income (1)	0.06		0.11	0.05	0.05	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.83		1.06	0.57	(0.35)	(0.58)	2.33
Total from investment operations	0.89		1.17	0.62	(0.30)	(0.50)	2.40
Less distributions from:
Net investment income	(0.03)		(0.11)	(0.06)	(0.06)	(0.09)	(0.26)
Total distributions	(0.03)		(0.11)	(0.06)	(0.06)	(0.09)	(0.26)
Net asset value, end of period	$10.61		$9.75	$8.69	$8.13	$8.49	$9.08
Total return (2)	9.10	% (5)	13.46%	7.63%	(3.58)%	(5.58)%	35.42%
Net assets, at end of period (000s)	$3,848		$3,736	$3,944	$4,987	$6,729	$9,174
Ratio of expenses to average net assets before fee waivers/recapture (3)	2.54	% (6)	2.61%	3.01%	2.77%	2.56%	2.58%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	2.54	% (6)	2.63%	3.00%	2.77%	2.56%	2.58%
Ratio of net investment income to average net assets (3,4)	1.07	% (6)	1.13%	0.60%	0.60%	0.90%	0.89%
Portfolio Turnover Rate	9	% (5)	181%	285%	193%	156%	309%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

DF Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2025		June 30,	June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2025	2024		2023		2022	2021
Net asset value, beginning of period	$9.79		$8.73	$8.15		$8.52		$9.11	$6.99
Activity from investment operations:
Net investment income (1)	0.11		0.22	0.13		0.14		0.18	0.15
Net realized and unrealized gain (loss) on investments	0.84		1.04	0.59		(0.37)		(0.59)	2.34
Total from investment operations	0.95		1.26	0.72		(0.23)		(0.41)	2.49
Less distributions from:
Net investment income	(0.05)		(0.20)	(0.14)		(0.14)		(0.18)	(0.37)
Total distributions	(0.05)		(0.20)	(0.14)		(0.14)		(0.18)	(0.37)
Net asset value, end of period	$10.69		$9.79	$8.73		$8.15		$8.52	$9.11
Total return (2)	9.73	% (6)	14.52%	8.89	% (3)	(2.68	)% (3)	(4.60)%	36.60%
Net assets, at end of period (000s)	$56,282		$57,683	$12,042		$17,228		$19,314	$24,408
Ratio of expenses to average net assets before fee waivers/recapture (4)	1.54	% (7)	1.58%	2.01%		1.77%		1.56%	1.58%
Ratio of net expenses to average net assets after fee waivers/recapture (4)	1.54	% (7)	1.58%	2.00%		1.77%		1.56%	1.58%
Ratio of net investment income to average net assets (4,5)	2.06	% (7)	2.30%	1.60%		1.63%		1.90%	1.89%
Portfolio Turnover Rate	9	% (6)	181%	285%		193%		156%	309%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.67		$13.96	$10.88	$10.49	$12.32	$7.76
Activity from investment operations:
Net investment loss (1)	(0.11)		(0.15)	(0.15)	(0.08)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investments	1.68		2.16	3.23	0.47	(1.68)	4.66
Total from investment operations	1.57		2.01	3.08	0.39	(1.83)	4.56
Less distributions from:
Net realized gains	(3.73)		(0.30)	—	—	—	—
Total distributions	(3.73)		(0.30)	—	—	—	—
Net asset value, end of period	$13.51		$15.67	$13.96	$10.88	$10.49	$12.32
Total return (2)	9.51	% (5,6)	14.61%	28.31%	3.72%	(14.85)%	58.76%
Net assets, at end of period (000s)	$942		$1,076	$872	$864	$1,088	$1,555
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.92	% (7)	2.25%	3.05%	3.05%	2.64%	2.46%
Ratio of net expenses after waiver/recapture to average net assets (3)	2.25	% (7)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (3,4)	(1.33	)% (7)	(1.06)%	(1.30)%	(0.76)%	(1.23)%	(0.98)%
Portfolio Turnover Rate	123	% (6)	355%	214%	296%	222%	400%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of period	$14.67		$13.18		$10.35		$10.06	$11.90	$7.55
Activity from investment operations:
Net investment loss (1)	(0.16)		(0.24)		(0.23)		(0.15)	(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	1.58		2.03		3.06		0.44	(1.62)	4.52
Total from investment operations	1.42		1.79		2.83		0.29	(1.84)	4.35
Less distributions from:
Net realized gains	(3.73)		(0.30)		—		—	—	—
Total distributions	(3.73)		(0.30)		—		—	—	—
Net asset value, end of period	$12.36		$14.67		$13.18		$10.35	$10.06	$11.90
Total return (2)	9.13	% (5,6)	13.80	% (5)	27.34	% (5)	2.88%	(15.46)%	57.62%
Net assets, at end of period (000s)	$637		$611		$619		$605	$796	$1,205
Ratio of expenses to average net assets before fee waivers (3)	2.67	% (7)	3.00%		3.80%		3.80%	3.39%	3.21%
Ratio of net expenses after waiver to average net assets (3)	3.00	% (7)	3.00%		3.00%		3.00%	3.00%	3.00%
Ratio of net investment loss to average net assets (3,4)	(2.08	)% (7)	(1.81)%		(2.05)%		(1.51)%	(1.94)%	(1.76)%
Portfolio Turnover Rate	123	% (6)	355%		214%		296%	222%	400%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2025		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$16.00		$14.20		$11.04	$10.62	$12.44	$7.82
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.12)		(0.13)	(0.05)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	1.70		2.22		3.29	0.47	(1.70)	4.69
Total from investment operations	1.61		2.10		3.16	0.42	(1.82)	4.62
Less distributions from:
Net realized gains	(3.73)		(0.30)		—	—	—	—
Total distributions	(3.73)		(0.30)		—	—	—	—
Net asset value, end of period	$13.88		$16.00		$14.20	$11.04	$10.62	$12.44
Total return (2)	9.56	% (5,6)	15.01	% (5)	28.62%	3.95%	(14.63)%	59.08%
Net assets, at end of period (000s)	$40,583		$72,106		$8,590	$7,990	$9,361	$13,344
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.67	% (7)	1.77%		2.80%	2.80%	2.39%	2.21%
Ratio of net expenses after waiver/recapture to average net assets (3)	2.00	% (7)	2.00%		2.00%	2.00%	2.00%	2.00%
Ratio of net investment loss to average net assets (3,4)	(1.14	)% (7)	(0.81)%		(1.06)%	(0.51)%	(0.95)%	(0.74)%
Portfolio Turnover Rate	123	% (6)	355%		214%	296%	222%	400%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2025		June 30,	June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2025	2024		2023	2022	2021
Net asset value, beginning of period	$9.62		$9.87	$9.81		$9.82	$10.14	$9.53
Activity from investment operations:
Net investment income (1)	0.30		0.47	0.87		0.17	0.17	0.25
Net realized and unrealized gain (loss) on investments	(0.04)		(0.08)	0.02		0.05	(0.38)	0.63
Total from investment operations	0.26		0.39	0.89		0.22	(0.21)	0.88
Less distributions from:
Net investment income	(0.27)		(0.64)	(0.83)		(0.23)	(0.11)	(0.27)
Total distributions	(0.27)		(0.64)	(0.83)		(0.23)	(0.11)	(0.27)
Net asset value, end of period	$9.61		$9.62	$9.87		$9.81	$9.82	$10.14
Total return (2)	2.78	% (6,7)	4.02%	9.42	% (6)	2.23%	(2.14)%	9.25%
Net assets, at end of period (000s)	$8,336		$8,544	$121	(3)	$110 (3)	$20	$106
Ratio of expenses to average net assets (4)	1.53	% (8)	1.43%	1.37%		1.33%	1.32%	1.41%
Ratio of net investment income to average net assets (4,5)	6.12	% (8)	4.91%	8.77%		1.71%	1.66%	2.50%
Portfolio Turnover Rate	3	% (7)	292%	126%		404%	358%	148%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Less than $1,000.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

DF Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of period	$9.20		$9.51		$9.55		$9.71	$10.04	$9.42
Activity from investment operations:
Net investment income (1)	0.25		0.52		0.64		0.24	0.06	0.18
Net realized and unrealized gain (loss) on investments	(0.04)		(0.31)		0.02		(0.18)	(0.34)	0.61
Total from investment operations	0.21		0.21		0.66		0.06	(0.28)	0.79
Less distributions from:
Net investment income	(0.24)		(0.52)		(0.70)		(0.22)	(0.05)	(0.17)
Total distributions	(0.24)		(0.52)		(0.70)		(0.22)	(0.05)	(0.17)
Net asset value, end of period	$9.17		$9.20		$9.51		$9.55	$9.71	$10.04
Total return (2)	2.32	% (6)	2.24	% (5)	7.16	% (5)	0.67%	(2.84)%	8.58	% (5)
Net assets, at end of period (000s)	$509		$498		$723		$662	$679	$722
Ratio of expenses to average net assets (3)	2.28	% (7)	2.18%		2.12%		2.08%	2.07%	2.16%
Ratio of net investment income to average net assets (3,4)	5.40	% (7)	5.50%		6.70%		2.52%	0.58%	1.77%
Portfolio Turnover Rate	3	% (6)	292%		126%		404%	358%	148%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

DF Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2025		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$9.30		$9.60		$9.63	$9.79	$10.12	$9.51
Activity from investment operations:
Net investment income (1)	0.31		0.60		0.75	0.33	0.14	0.28
Net realized and unrealized gain (loss) on investments	(0.05)		(0.28)		0.02	(0.17)	(0.34)	0.63
Total from investment operations	0.26		0.32		0.77	0.16	(0.20)	0.91
Less distributions from:
Net investment income	(0.29)		(0.62)		(0.80)	(0.32)	(0.13)	(0.30)
Total distributions	(0.29)		(0.62)		(0.80)	(0.32)	(0.13)	(0.30)
Net asset value, end of period	$9.27		$9.30		$9.60	$9.63	$9.79	$10.12
Total return (2)	2.80	% (5,6)	3.34	% (5)	8.24%	1.67%	(1.96)%	9.61%
Net assets, at end of period (000s)	$39,845		$75,875		$87,604	$90,831	$87,675	$63,391
Ratio of expenses to average net assets (3)	1.28	% (7)	1.18%		1.12%	1.08%	1.07%	1.16%
Ratio of net investment income to average net assets (3,4)	6.54	% (7)	6.31%		7.70%	3.40%	1.37%	2.76%
Portfolio Turnover Rate	3	% (6)	292%		126%	404%	358%	148%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The DF Tactical Allocation Fund, DF Tactical Dividend Fund, DF Tactical Yield Fund, DF Tactical Momentum Fund and DF Tactical Income Fund, formerly known as the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Income Fund, respectively, (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The DF Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The DF Tactical Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the DF Tactical Income Fund DF Tactical Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the DF Tactical Yield Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the DF Tactical Momentum Fund commenced operations on December 23, 2016. The DF Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018. The DF Tactical Allocation Fund, DF Tactical Income Fund, and DF Tactical Yield Fund are “fund of funds”, in that they will generally invest in other investment companies. Effective October 28, 2025, Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund, Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund, Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund, Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund, and Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

The Funds’ investment objectives are as follows:

DF Tactical Allocation Fund – long-term capital appreciation.

DF Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

DF Tactical Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

DF Tactical Momentum Fund – capital growth.

DF Tactical Yield Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025, for the Funds’ investments measured at fair value:

DF Tactical Allocation Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Assets Value**	Total
Exchange-Traded Funds	$13,958,487	$—	$—	$—	$13,958,487
Open End Funds	10,866,934	—	—	—	10,866,934
Collateral For Securities Loaned	—	—	—	10,150	10,150
Money Market Fund	241,762	—	—	—	241,762
Total	$25,067,183	$—	$—	$10,150	$25,077,333

DF Tactical Income Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$88,653,926	$—	$—	$—	$88,653,926
Money Market Fund	1,781,165	—	—	—	1,781,165
Total	$90,435,091	$—	$—	$—	$90,435,091

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

DF Tactical Dividend Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$65,247,904	$—	$—	$—	$65,247,904
Collateral For Securities Loaned	—	—	—	4,961,797	4,961,797
Money Market Funds	1,081,116	—	—	—	1,081,116
Total	$66,329,020	$—	$—	$4,961,797	$71,290,817

DF Tactical Momentum Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$41,652,988	$—	$—	$—	$41,652,988
Collateral For Securities Loaned	—	—	—	2,880,560	2,880,560
Money Market Fund	622,370	—	—	—	622,370
Total	$42,275,358	$—	$—	$2,880,560	$45,155,918

DF Tactical Yield Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$20,547,788	$—	$—	$—	$20,547,788
Open End Funds	27,707,460	—	—	—	27,707,460
Collateral For Securities Loaned	—	—	—	5,646,137	5,646,137
Money Market Fund	525,816	—	—	—	525,816
Total	$48,781,064	$—	$—	$5,646,137	$54,427,201

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2023 - 2025 or expected to be taken in the Funds’ June 30, 2026, tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
DF Tactical Allocation Fund	$16,974,644	$18,326,244
DF Tactical Income Fund	102,174,958	87,956,595
DF Tactical Dividend Fund	6,022,632	12,778,285
DF Tactical Momentum Fund	67,268,558	103,357,508
DF Tactical Yield Fund	1,111,460	37,934,929

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to investment advisory agreements with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the DF Tactical Income Fund, DF Tactical Dividend Fund and DF Tactical Momentum Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the DF Tactical Yield Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, DF Tactical Allocation Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

For the six months ended December 31, 2025, the Adviser earned fees as follows:

Management Fee
DF Tactical Allocation Fund	$97,421
DF Tactical Income Fund	430,521
DF Tactical Dividend Fund	339,102
DF Tactical Momentum Fund	267,104
DF Tactical Yield Fund	207,509

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund, until at least October 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees and contractual indemnification of Funds’ service providers (other than the Adviser))) will not exceed 2.25%, 3.00% and 2.00% of all Funds except, DF Tactical Allocation Fund, will not exceed 1.45%, 2.20% and 1.20% of the average daily net assets for Class A, Class C, and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

During the six months ended December 31, 2025, the following Funds waived or recouped fees pursuant to the expense limitation agreement.

Fund	Fees Waived	Fees Recaptured
DF Tactical Allocation Fund	$57,738	$—
DF Tactical Momentum Fund	—	87,590

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2026	June 30, 2027	June 30, 2028	Total
DF Tactical Allocation Fund	$73,701	$98,406	$101,509	$273,616
DF Tactical Momentum Fund	10,407	75,133	—	85,540

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Adviser. During the six months ended December 31, 2025, the DF Tactical Allocation Fund invested in the DF Tactical 30 ETF, DF Tactical Dividend Fund and the DF Tactical Momentum Fund. The Adviser waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned Funds as follows:

Fund	Fees Waived
DF Tactical Allocation Fund	$64,071

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

For the six months ended December 31, 2025, the Funds incurred distribution fees as follows:

	Class A	Class C
DF Tactical Allocation Fund	$3,744	$2,917
DF Tactical Income Fund	2,563	3,030
DF Tactical Dividend Fund	7,752	19,201
DF Tactical Momentum Fund	1,224	3,164
DF Tactical Yield Fund	11,011	2,534

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2025, the Distributor received underwriter commissions as follows:

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
DF Tactical Allocation Fund	$5	$1
DF Tactical Income Fund	—	—
DF Tactical Dividend Fund	1,899	342
DF Tactical Momentum Fund	1,125	169
DF Tactical Yield Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a fund has ownership of at least 5% of the voting securities or funds that share the same investment adviser. Companies that are affiliates at December 31, 2025 are noted in a Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

DF Tactical Allocation Fund
					Net Change in
					Unrealized		Dividend
	Fair Value			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Beginning of Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Period	Income	of Period
DF Tactical 30 ETF	$—	$2,101,105	$—	$—	$3,170	$2,104,275	$—	83,839
DF Tactical Dividend Fund Class I	6,583,951	220,158	(947,000)	56,835	524,713	6,438,657	32,157	602,307
DF Tactical Momentum Fund Class I	8,508,380	1,089,566	(4,632,000)	313,754	(851,423)	4,428,277	867,739	318,810
				$370,589	$(323,540)	$12,971,209	$899,896

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2025

DF Tactical Income Fund
Net Change in
					Unrealized		Dividend
	Fair Value			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Beginning of Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Period	Income	of Period
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	—	29,598,975	—	—	(39,549)	$29,559,426	177,630	597,416

6.	SECURITIES LENDING

Under the securities lending agreement with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2025:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statements of	in the Statements	Financial
	Gross Amounts of	Assets &	of Assets &	Instruments	Pledged Collateral	Net Amount of
Assets:	Recognized Assets	Liabilities	Liabilities	Pledged	Received *	Assets
DF Tactical Allocation Fund
Description:
Securities Loaned	$9,896	$—	$9,896	$—	$9,896	$—
Total	$9,896	$—	$9,896	$—	$9,896	$—

DF Tactical Dividend Fund
Description:
Securities Loaned	$4,806,916	$—	$4,806,916	$—	$4,806,916	$—
Total	$4,806,916	$—	$4,806,916	$—	$4,806,916	$—

DF Tactical Momentum Fund
Description:
Securities Loaned	$2,796,929	$—	$2,796,929	$—	$2,796,929	$—
Total	$2,796,929	$—	$2,796,929	$—	$2,796,929	$—

DF Tactical Yield Fund
Description:
Securities Loaned	$5,514,831	$—	$5,514,831	$—	$5,514,831	$—
Total	$5,514,831	$—	$5,514,831	$—	$5,514,831	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The following table breaks out the holdings received as collateral as of December 31, 2025:

Securities Lending Transactions
Overnight and Continuous
DF Tactical Allocation Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$10,150

DF Tactical Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$4,961,797

DF Tactical Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$2,880,560

DF Tactical Yield Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$5,646,137

The fair value of the securities loaned for DF Tactical Allocation Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, and DF Tactical Yield Fund totaled $9,896, $4,806,916, $2,796,929 and $5,514,831 as of December 31, 2025, respectively. As of December 31 2025, the DF Tactical Income Fund did not have any securities on loan. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $10,150, $4,961,797, $2,880,560 and $5,646,137 for the DF Tactical Allocation Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, and DF Tactical Yield Fund as of December 31, 2025, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2025, and June 30, 2024 was as follows:

	For the period ended June 30, 2025
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
DF Tactical Allocation Fund	$769,614	$—	$—	$769,614
DF Tactical Income Fund	2,836,190	—	—	2,836,190
DF Tactical Dividend Fund	1,318,118	—	—	1,318,118
DF Tactical Momentum Fund	—	824,426	—	824,426
DF Tactical Yield Fund	5,008,830	—	—	5,008,830

	For the period ended June 30, 2024
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
DF Tactical Allocation Fund	$735,035	$—	$—	$735,035
DF Tactical Income Fund	2,520,070	—	—	2,520,070
DF Tactical Dividend Fund	358,817	—	—	358,817
DF Tactical Momentum Fund	—	—	—	—
DF Tactical Yield Fund	5,684,105	—	—	5,684,105

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
DF Tactical Allocation Fund	$61,012	$—	$(2,922,140)	$—	$—	$1,549,374	$(1,311,754)
DF Tactical Income Fund	—	—	(20,153,599)	—	(1,017,680)	(98,488)	(21,269,767)
DF Tactical Dividend Fund	97,247	—	(116,808,117)	—	—	1,931,115	(114,779,755)
DF Tactical Momentum Fund	2,318,456	705,032	—	—	(248,538)	6,232,789	9,007,739
DF Tactical Yield Fund	85,014	—	(5,656,401)	—	(2,616,004)	(487,038)	(8,674,429)

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses of as follows:

Late Year
Fund	Losses
DF Tactical Allocation Fund	$—
DF Tactical Income Fund	—
DF Tactical Dividend Fund	—
DF Tactical Momentum Fund	248,538
DF Tactical Yield Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of as follows:

Post October
Fund	Losses
DF Tactical Allocation Fund	$—
DF Tactical Income Fund	1,017,680
DF Tactical Dividend Fund	—
DF Tactical Momentum Fund	—
DF Tactical Yield Fund	2,616,004

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

	Non-Expiring
Fund	Short Term	Long Term	Total	CLCF Utilized
DF Tactical Allocation Fund	$2,922,140	$—	$2,922,140	$2,152,138
DF Tactical Income Fund	19,400,952	752,647	20,153,599	1,439,974
DF Tactical Dividend Fund	87,264,821	29,543,296	116,808,117	5,081,262
DF Tactical Momentum Fund	—	—	—	—
DF Tactical Yield Fund	5,497,290	159,111	5,656,401	160,712

During the fiscal period ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, distributions in excess and use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025, as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
DF Tactical Allocation Fund	$—	$—
DF Tactical Income Fund	(15,533)	15,533
DF Tactical Dividend Fund	—	—
DF Tactical Momentum Fund	350,958	(350,958)
DF Tactical Yield Fund	—	—

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
DF Tactical Allocation Fund	$24,216,539	$1,041,906	$(181,112)	$860,794
DF Tactical Income Fund	91,233,089	192,539	(990,537)	(797,998)
DF Tactical Dividend Fund	65,496,430	8,240,823	(2,446,436)	5,794,387
DF Tactical Momentum Fund	42,527,017	2,911,783	(282,882)	2,628,901
DF Tactical Yield Fund	55,553,287	354,325	(1,480,411)	(1,126,086)

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The DF Tactical Allocation Fund and DF Tactical Income Fund currently invests a portion of their assets in the underlying investment companies mentioned in the table below. The DF Tactical Allocation Fund and DF Tactical Income Fund may redeem their investments in these underlying investment companies at any time if the Adviser determines that it is in the best interest of the DF Tactical Allocation Fund and DF Tactical Income Fund and their shareholders to do so. The performance of the DF Tactical Allocation Fund and DF Tactical Income Fund will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the DF Tactical Allocation Fund’s and DF Tactical Income Fund’s financial statements. As of December 31, 2025, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
DF Tactical Allocation Fund	DF Tactical Dividend Fund	25.7%
DF Tactical Income Fund	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32.7%
DF Tactical Income Fund	SPDR Portfolio Aggregate Bond ETF USD Class	32.7%

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Matrix Trust Company	DF Tactical Allocation Fund	54.61%
National Financial Services	DF Tactical Income Fund	52.56%
National Financial Services	DF Tactical Dividend Fund	42.81%
National Financial Services	DF Tactical Momentum Fund	49.36%
National Financial Services	DF Tactical Yield Fund	34.35%

11.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Donoghue Forlines, LLC
Adviser to DF Tactical Dividend Fund, DF Tactical Momentum Fund, DF Tactical Yield Fund, DF Tactical Allocation Fund
and DF Tactical Income Fund*

In connection with the regular meeting held on September 17-18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Donoghue Forlines, LLC (“Adviser” or “Donoghue”) and the Trust, with respect to the DF Tactical Dividend Fund (“DF Dividend”), DF Tactical Momentum Fund (“DF Momentum”), DF Tactical Yield Fund (“DF Yield”), DF Tactical Allocation Fund (“DF Allocation”), and DF Tactical Income Fund (“DF Income”) (each the “Fund” and collectively the “Funds”) . In considering the renewal of each Advisory Agreement, the Board received materials specifically relating to each Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that during their discussions held on September 11th they had discussed that Donoghue was originally founded in 1986 and reorganized in 2017, managed approximately $726 million in assets, and specialized in actively managed investment strategies. The Trustees reviewed the background of the key investment personnel responsible for servicing the Funds, considering their education and varied financial industry experience. The Trustees observed that Donoghue conducted research and analysis of technical indicators to identify market trends specific to each strategy, and that Donoghue mitigated risk through non-reactionary shifts of Fund assets to less risky sectors. The Trustees further observed that Donoghue’s personnel met regularly to assess risk and volatility, as well as to analyze technical, economic, and political events before deciding to take defensive positions. The Trustees observed that the adviser reported no material compliance or litigation issues since the previous advisory contract renewal. The Trustees agreed that the adviser dedicated plentiful resources to support its tactically driven active management style and concluded that they expected the adviser to continue providing quality service to the Funds for the benefit of their respective shareholders.

Performance.

DF Income. The Trustees noted during their discussions held on September 11th that the Fund had achieved its objective of total return from income and capital appreciation with capital preservation as a secondary objective. The Trustees observed that the Fund had consistently outperformed its benchmark, while its returns were below the category median and peer median for all periods, which the adviser explained was the result of its commitment to preserving capital. The Trustees agreed that the Fund’s performance was satisfactory.

DF Dividend. The Trustees noted that the Fund’s returns over the prior one-year, three-year, five-year and since inception periods were slightly below the category and peer group median. The Trustees also observed that the Fund had slightly underperformed its benchmark over the prior one-year, three-year, five-year and since inception periods. The Trustees agreed that the Fund’s performance was satisfactory.

Donoghue Forlines Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

DF Momentum. The Trustees noted that the Fund’s returns over the prior one-year period were the highest in the Fund’s category and that the Fund’s returns were in the top quartile of its category over the prior three-year, five-year, and since inception periods. The Trustees agreed that the Fund had delivered strong returns to shareholders over an extended period.

DF Yield. The Trustees observed that the Fund’s returns over the prior one-year, three-year, five-year and since inception periods were slightly below the category median but were in the middle of the category range. The Trustees agreed that the Fund’s performance was satisfactory.

DF Allocation. The Trustees noted that the Fund’s returns over the prior one-year and three-year periods were above the category median. The Trustees also noted that the Fund’s returns were below the category median over the prior five-year and since inception periods but within the category range. The Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses.

DF Income. The Trustees noted during their discussions held on September 11th that Donoghue charged the Fund an annual advisory fee of 1.00%, which was higher than the category and peer group average but within the category range. The Trustees also observed that the Fund had a net expense ratio of 1.52%, which was also above the category and peer group average but well within the category range. The Trustees noted that the Fund’s net expense ratio was comparable to other funds in the category that were managed in a similar fashion and acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees were not unreasonable.

DF Dividend. The Trustees noted during their discussions held on September 11th that the Fund was charged an annual advisory fee of 1.00%, which was above the category and peer group average, but was not the category high. The Trustees also observed that the Fund had a net expense ratio of 2.00%, which was also above the peer group and category average. The Trustees acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees were not unreasonable.

DF Momentum. The Trustees noted during their discussions held on September 11th that Donoghue charged the Fund an annual advisory fee of 1.00%, which was slightly higher than the category median. The Trustees further noted that the Fund had a net expense ratio of 2.00%, which was higher than the category and peer group median. The Trustees considered the resources required to implement the Fund’s tactical investment strategy and acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees were not unreasonable.

DF Yield. The Trustees noted during their discussions held on September 11th that the Donoghue charged the Fund an annual advisory fee of 0.65%, which was slightly above the peer group median and comparable to the category median. The Trustees further noted that the Fund had an expense ratio of 1.12%, which was higher than the category and peer group median. The Trustees acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees were not unreasonable.

DF Allocation. he Trustees noted during their discussions held on September 11th that the Fund was charged an annual advisory fee on 0.75%, which was below both the category and peer group median. The Trustees also observed the Fund had a net expense ratio of 1.09%, which was also below the category and peer group median. The Trustees agreed that the Fund’s fees were not unreasonable.

Economies of Scale. The Trustees noted that during their discussions held on September 11th they had considered whether Donoghue had achieved economies of scale with respect to the Funds. The Trustees had noted that each of the Funds would provide the benefits from economies of scale at higher asset levels. The Trustees noted that Donoghue had indicated its willingness to implement breakpoints in the future, and that the shareholders of several of the Funds were currently benefitting from expense limitation agreements. The Trustees agreed to monitor and revisit the issue of economies of scale at the appropriate time.

Profitability . The Trustees noted that during their discussions held on September 11th they had reviewed the profitability analysis provided by Donoghue and considered its profitability in connection with its management of each of the Funds. The Trustees noted that Donoghue’s profitability with respect to the Funds varied, and that the Adviser had realized a profit with respect to DF Yield, DF Dividend, DF Income, and DF Momentum and realized a loss with respect to DF Allocation. The Trustees recalled that Donoghue had offered the business, operation, and regulatory risks it assumed in managing the

Donoghue Forlines Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

Funds, as well as the necessary resources to support the Funds’ tactical investment style, as factors justifying its profits. The Trustees agreed that Donoghue’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreements between NLFT and Donoghue on behalf of the Funds was in the best interests of each of the aforementioned Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Donoghue Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 3/4/2026